Annual Fund Operating Expenses - LVIP Loomis Sayles Global Growth Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.77%
Service Class
Operating Expenses:
Management Fee	0.68%
Distribution and/or Service (12b-1) fees	0.35%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.12%